Fair Value Measurements	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurements	Fair Value Measurements
The following methods and assumptions were used to estimate the fair value of each class of financial instruments and other non-financial assets:

Cash and cash equivalents and restricted cash – The fair value of the Company’s cash and cash equivalents and restricted cash approximates its carrying amounts reported in the consolidated balance sheets.

Marketable securities - The fair value of the Company's investment in marketable securities is estimated based on quoted prices in an active market.

Operating lease right-of-use assets – The estimated fair value of the Company’s operating lease right-of-use assets are determined based on discounted cash flows.
Long-term debt – The fair value of the Company’s long-term debt is estimated using discounted cash flow analyses, based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the Company.

Long-term obligations related to finance leases – The fair value of the Company's long-term obligations related to finance leases is estimated using discounted cash flow analyses, based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the Company.

The Company categorizes its fair value estimates using a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1.Observable inputs such as quoted prices in active markets;
Level 2.Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and
Level 3.Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The following table includes the estimated fair value, carrying value and categorization using the fair value hierarchy of those assets and liabilities that are measured at their estimated fair value on a recurring and non-recurring basis, as well as certain financial instruments that are not measured at fair value on a recurring basis.

		December 31, 2024		December 31, 2023
	Fair Value Hierarchy Level	Carrying Amount Asset/ (Liability) $	Fair Value Asset/ (Liability) $	Carrying Amount Asset/ (Liability) $	Fair Value Asset/ (Liability) $
Recurring:
Cash, cash equivalents and restricted cash (note 20c)	Level 1	515,561	515,561	392,155	392,155
Marketable securities	Level 1	22,442	22,442	—	—
Obligation related to EU ETS (note 8) (1)	Level 1	(6,588)	(6,588)	—	—

Non-recurring:
Operating lease right-of-use assets (note 15)	Level 2	11,735	11,735	—	—

Other:
Advances to equity-accounted joint venture (note 6)	Level 2	380	Note (2)	2,880	Note (2)
Obligations related to finance leases, including current portion (note 10)	Level 2	—	—	(139,599)	(143,968)
(1)As part of the EU ETS requirements as described in note 1, for the year ended December 31, 2024, the Company recorded an obligation related to EU ETS which was included as part of accrued liabilities in the consolidated balance sheet as at December 31, 2024. This amount can include an accrual representing the difference between the total emissions liability and the carrying value of the EUAs held as at the end of the reporting period. The fair value of the accrual is estimated using the fair market value of an EUA that is traded on a regulated energy exchange at the end of the reporting period. As at December 31, 2024, an accrual of $0.7 million was made as the carrying value of the EUAs held was less than the total emissions liability.
(2)The advances to its equity-accounted joint venture, together with the Company’s investment in the equity-accounted joint venture, form the net aggregate carrying value of the Company’s interests in the equity-accounted joint venture in these consolidated financial statements. As at December 31, 2024 and 2023, the fair values of the individual components of such aggregate interests were not determinable.
The Company is exposed to credit loss in the event of non-performance by the financial institutions where its cash and cash equivalents are held. In order to minimize credit risk, the Company only places deposits with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transaction. In addition, to the extent practical, cash deposits are held by and entered into with, as applicable, different counterparties to reduce concentration risk.
The Company's investment in marketable securities is exposed to equity price fluctuations that could have an impact on the fair value of the investment.